Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2016		$ 4,172	$ 5,285,847	$ (6,029,492)	$ (739,473)
Balance, Shares at Sep. 30, 2016	250	41,719,492
Share-based compensation			1,836,514		1,836,514
Shares issued for conversion of notes		$ 46	75,336		75,382
Shares issued for conversion of notes, Shares		460,200
Shares issued for services		$ 93	244,331		244,424
Shares issued for services, Shares		925,000
Net loss				(7,826,933)	(7,826,933)
Balance at Sep. 30, 2017		$ 4,311	7,442,028	(13,856,425)	(6,410,086)
Balance, Shares at Sep. 30, 2017	250	43,104,692
Share-based compensation			189,267		189,267
Warrant issued for debt issuance costs			12,508		12,508
Shares issued for services		$ 2	3,948		3,948
Shares issued for services, Shares		20,000
Net loss				(1,300,573)	(1,300,573)
Balance at Dec. 31, 2017		$ 4,313	7,647,751	(15,156,998)	(7,504,934)
Balance, Shares at Dec. 31, 2017	250	43,124,692
Balance at Sep. 30, 2017		$ 4,311	7,442,028	(13,856,425)	(6,410,086)
Balance, Shares at Sep. 30, 2017	250	43,104,692
Share-based compensation			137,969		137,969
Warrants and penalty warrants issued with debt			44,036		44,036
Reclassification of Warrants to derivative liability			(261,484)		(261,484)
Shares issued for Conversion of notes including premiums reclassified		$ 60,581	2,075,234		2,135,815
Shares issued for Conversion of notes including premiums reclassified, Shares		605,808,574
Shares issued for 3(a)(10) debt settlement		$ 10,162	502,925		513,089
Shares issued for 3(a)(10) debt settlement, Shares		101,624,000
Shares issued for employee compensation		$ 200	14,740		14,940
Shares issued for employee compensation, Shares		2,000,000
Shares issued as debt issuance costs		$ 76	68,069		68,145
Shares issued as debt issuance costs, Shares		757,176
Shares issued to non- employees for services		$ 1,117	356,752		357,869
Shares issued to non- employees for services, Shares		11,173,328
Shares to be issued to non-employees for services		$ 269	16,962		17,231
Shares to be issued to non-employees for services, Shares		2,692,307
Net loss				(5,774,867)	(5,774,867)
Balance at Sep. 30, 2018		$ 76,716	10,397,232	(19,631,292)	(9,157,344)
Balance, Shares at Sep. 30, 2018	250	767,160,077
Share-based compensation			66,823		66,823
Shares issued for warrant exercise		$ 3,542	64,690		68,232
Shares issued for warrant exercise, shares		35,420,168
Shares issued for conversion of notes		$ 24,428	277,603		302,031
Shares issued for conversion of notes, Shares		244,288,580
Reclassification to APIC for 3(a)(10) debt settlement			75,938		75,938
Net loss				(1,065,542)	(1,065,542)
Balance at Dec. 31, 2018		$ 104,686	$ 10,882,286	$ (20,696,834)	$ (9,709,862)
Balance, Shares at Dec. 31, 2018	250	1,046,868,825